Related Parties Transactions (Details) - Schedule of Maturity Dates - Related Party [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Parties Transactions (Details) - Schedule of Maturity Dates [Line Items]
First year (current maturities)	$ 199	$ 126
Second year		262
Closing balance	$ 199	$ 388